Accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Payable for advertisement fees	¥ 701,629		¥ 447,116
Rebate payable to sales agents	142,663		135,028
Payable related to purchases of property and equipment	4,434		9,001
Others	38,832		33,155
Total	¥ 887,558	$ 129,321	¥ 624,300